Schedule III - Real Estate and Accumulated Depreciation (Details 2) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011
Schedule III: Real Estate and Accumulated Depreciation
Amount that the tax basis of the Company's net real estate is less than the reported amounts	$ 1.7